UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2464

--------------------------------------------------------------------------------

                               MFS SERIES TRUST IX
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2005
--------------------------------------------------------------------------------

This Form N-CSR pertains to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) INFLATION-ADJUSTED BOND FUND                                     4/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                            SEMIANNUAL REPORT

                            LETTER FROM THE CEO                              1
                            --------------------------------------------------
                            PORTFOLIO COMPOSITION                            2
                            --------------------------------------------------
                            MANAGEMENT REVIEW                                3
                            --------------------------------------------------
                            PERFORMANCE SUMMARY                              5
                            --------------------------------------------------
                            EXPENSE TABLE                                   10
                            --------------------------------------------------
                            PORTFOLIO OF INVESTMENTS                        12
                            --------------------------------------------------
                            FINANCIAL STATEMENTS                            13
                            --------------------------------------------------
                            NOTES TO FINANCIAL STATEMENTS                   30
                            --------------------------------------------------
                            RESULTS OF SHAREHOLDER MEETING                  43
                            --------------------------------------------------
                            PROXY VOTING POLICIES AND INFORMATION           44
                            --------------------------------------------------
                            QUARTERLY PORTFOLIO DISCLOSURE                  44
                            --------------------------------------------------
                            CONTACT INFORMATION                     BACK COVER
                            --------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      95.4%
              Cash & Other Net Assets                     4.6%

              TOP BOND INDUSTRIES

              U.S. Treasuries                            94.3%
              ------------------------------------------------
              Cash & Other Net Assets                     4.6%
              ------------------------------------------------
              U.S. Government Agencies                    1.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                         100%
              ------------------------------------------------
              PORTFOLIO FACTS

              Average Duration                             6.3
              ------------------------------------------------
              Average Life                           10.9 yrs.
              ------------------------------------------------
              Average Maturity***                    10.9 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AAA
              ------------------------------------------------
              Average Credit Quality Short Term Bonds      A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. U.S. Treasuries and government agency mortgage-backed securities, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 4/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended April 30, 2005, Class A shares of the MFS Inflation-Adjusted Bond Fund provided a total return of 2.59%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers U.S. TIPS Index returned 3.10%. The fund's investment objective is to seek a total return that exceeds that rate of inflation over the long term. The fund invests, under normal market conditions, at least 80% of its net assets in inflation-adjusted debt securities of all types, or investments which provide exposure to such securities. The fund may also invest up to 20% of its assets in other types of investment-grade debt securities that are not inflation-adjusted such as U.S. Government and foreign government securities, corporate bonds and mortgage-backed or other asset-backed securities.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a flattening of the yield curve during the six-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) The U.S. Federal Reserve Board raised its target federal funds rate four times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, it appeared to us that several factors caused long-term rates to remain steady or decline slightly.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP growth and inflation concerns caused shorter-term interest rates to rise. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

DETRACTORS FROM PERFORMANCE

As with nearly all mutual funds, this fund held some cash to buy new holdings and to provide liquidity. While the percentage in cash decreased over the period, the fund's cash position held back returns relative to the Lehman Brothers U.S. TIPS Index. In a period when fixed income markets - as measured by Lehman Brothers U.S. TIPS Index - rose, holding any cash hurt relative performance. The index does not have a cash position.

The fund's exposure to shorter-term TIPS also held back results slightly.

CONTRIBUTORS TO PERFORMANCE

The fund's yield curve positioning was a contributor to relative performance. The fund particularly benefited from exposure to longer-dated TIPS.

    Respectfully,

/s/ Erik S. Weisman

    Erik S. Weisman
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                           Class
    Share class        inception date         6-mo        1-yr       Life*
---------------------------------------------------------------------------
         A                9/30/03             2.59%       8.85%       5.71%
---------------------------------------------------------------------------
         B                9/01/04             2.11%       8.07%       5.23%
---------------------------------------------------------------------------
         C                9/01/04             2.11%       8.18%       5.30%
---------------------------------------------------------------------------
         I                9/30/03             2.58%       8.86%       5.71%
---------------------------------------------------------------------------
         R**              9/01/04             2.39%       8.57%       5.54%
---------------------------------------------------------------------------
        R1                4/01/05             2.41%       8.65%       5.58%
---------------------------------------------------------------------------
        R2                4/01/05             2.43%       8.67%       5.60%
---------------------------------------------------------------------------
        R3**              9/01/04             2.25%       8.37%       5.42%
---------------------------------------------------------------------------
        R4                4/01/05             2.47%       8.72%       5.63%
---------------------------------------------------------------------------
        R5                4/01/05             2.50%       8.74%       5.64%
---------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks                        6-mo        1-yr       Life*
---------------------------------------------------------------------------
Average treasury inflation protected
securities+                                   2.64%       8.93%       6.15%
---------------------------------------------------------------------------
Lehman Brothers U.S. TIPS Index#              3.10%      10.12%       7.39%
---------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

    Share class
---------------------------------------------------------------------------
         A                                   -2.28%       3.68%       2.51%
---------------------------------------------------------------------------
         B                                   -1.89%       4.07%       2.77%
---------------------------------------------------------------------------
         C                                    1.11%       7.18%       5.30%
---------------------------------------------------------------------------
Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

---------------------------------------------------------------------------
         A                                    2.59%       8.85%       9.20%
---------------------------------------------------------------------------
         B                                    2.11%       8.07%       8.43%
---------------------------------------------------------------------------
         C                                    2.11%       8.18%       8.53%
---------------------------------------------------------------------------
         I                                    2.58%       8.86%       9.21%
---------------------------------------------------------------------------
         R**                                  2.39%       8.57%       8.93%
---------------------------------------------------------------------------
        R1                                    2.41%       8.65%       9.00%
---------------------------------------------------------------------------
        R2                                    2.43%       8.67%       9.03%
---------------------------------------------------------------------------
        R3**                                  2.25%       8.37%       8.73%
---------------------------------------------------------------------------
        R4                                    2.47%       8.72%       9.07%
---------------------------------------------------------------------------
        R5                                    2.50%       8.74%       9.10%
---------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2005. Index information is from October 1, 2003.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares".
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

Periods less than one year are actual, not annualized.

INDEX DEFINITION

Lehman Brothers U.S. TIPS Index - consists of inflation-protection securities issued by the U.S. Treasury.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Prior to September 1, 2004, MFS(R) Inflation-Adjusted Bond Fund was available only to MFS employees and had limited assets.

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio invests in inflation-adjusted debt securities. Interest payments on inflation-adjusted debt securities can be unpredictable, and therefore, the portfolio's income distributions may fluctuate more than the income distributions of a typical bond portfolio. In the event of a period of deflation, the portfolio's income may be significantly reduced as the principal amounts on the portfolio's inflation-adjusted debt securities are adjusted downward. In addition, there can be no assurance that the Consumer Price Index or another measure used to adjust the principal amounts of the portfolio's debt securities will accurately correspond to the rate of inflation experienced by a particular investor.

Interest rate risk is the risk that when interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise, consequently.

A mortgage-backed security which represents an interest in a pool of assets such as mortgage loans will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase share price fluctuation.

Because the portfolio may invest a higher percentage of its assets in a small number of issuers, the portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a portfolio with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD, NOVEMBER 1, 2004, THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------
Share Class
------------

--------------------------------------------------------------------------------
                                                                       Expenses
                                        Beginning       Ending       Paid During
                          Annualized     Account        Account        Period**
                           Expense       Value           Value         11/01/04
                            Ratio       11/01/04        4/30/05        -4/30/05
--------------------------------------------------------------------------------
            Actual          0.65%        $1,000          $1,026         $3.27
    A       --------------------------------------------------------------------
            Hypothetical*   0.65%        $1,000          $1,022         $3.26
--------------------------------------------------------------------------------
            Actual          1.51%        $1,000          $1,021         $7.57
    B       --------------------------------------------------------------------
            Hypothetical*   1.51%        $1,000          $1,017         $7.55
--------------------------------------------------------------------------------
            Actual          1.50%        $1,000          $1,021         $7.52
    C       --------------------------------------------------------------------
            Hypothetical*   1.50%        $1,000          $1,017         $7.50

--------------------------------------------------------------------------------
            Actual          0.50%        $1,000          $1,026         $2.51
    I       --------------------------------------------------------------------
            Hypothetical*   0.50%        $1,000          $1,022         $2.51
--------------------------------------------------------------------------------
    R       Actual          1.01%        $1,000          $1,024         $5.07
(formerly   --------------------------------------------------------------------
   R1)      Hypothetical*   1.01%        $1,000          $1,020         $5.06
--------------------------------------------------------------------------------
            Actual          1.69%        $1,000          $1,024         $8.48
    R1      --------------------------------------------------------------------
            Hypothetical*   1.69%        $1,000          $1,016         $8.45
--------------------------------------------------------------------------------
            Actual          1.40%        $1,000          $1,024         $7.03
    R2      --------------------------------------------------------------------
            Hypothetical*   1.40%        $1,000          $1,018         $7.00
--------------------------------------------------------------------------------
    R3      Actual          1.25%        $1,000          $1,023         $6.27
(formerly   --------------------------------------------------------------------
   R2)      Hypothetical*   1.25%        $1,000          $1,019         $6.26
--------------------------------------------------------------------------------
            Actual          0.90%        $1,000          $1,025         $4.52
    R4      --------------------------------------------------------------------
            Hypothetical*   0.90%        $1,000          $1,020         $4.51
--------------------------------------------------------------------------------
            Actual          0.61%        $1,000          $1,025         $3.06
    R5      --------------------------------------------------------------------
            Hypothetical*   0.61%        $1,000          $1,022         $3.06
--------------------------------------------------------------------------------
  * 5% class return per year before expenses.
 ** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/05
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.9%
-----------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT         $ VALUE
-----------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.1%
-----------------------------------------------------------------------------------------------
Freddie Mac, 4.125%, 2009                                           $   115,000   $     114,394
-----------------------------------------------------------------------------------------------

U.S. Treasury Inflation Protected Obligations - 89.4%
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2025                                   $ 1,654,919   $   1,807,547
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625%, 2028                                       638,931         853,646
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                       205,720         215,902
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                       754,050         833,314
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 0.875%, 2010                                       967,575         954,422
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010                                        398,849         456,246
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2011                                         716,033         805,538
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                         1,023,745       1,138,716
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                           967,071       1,004,054
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                           930,683         965,838
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2015                                       342,459         343,408
-----------------------------------------------------------------------------------------------
                                                                                  $   9,378,631
-----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.4%
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                    $   252,000   $     313,750
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.125%, 2008                                        91,000          89,070
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2010                                            61,000          61,281
-----------------------------------------------------------------------------------------------
                                                                                  $     464,101
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $9,838,334)                                         $   9,957,126
-----------------------------------------------------------------------------------------------

Short-Term Obligations - 9.2%<
-----------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 2.95%, due 5/02/05                 $   416,000   $     415,966
-----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05                      132,000         131,989
-----------------------------------------------------------------------------------------------
New Center Asset Trust, 2.95%, due 5/02/05                              416,000         415,966
-----------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                   $     963,921
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $10,802,255)                                  $  10,921,047
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.1)%                                                (432,076)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $  10,488,971
-----------------------------------------------------------------------------------------------
< The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/05

ASSETS

Investments, at value (identified cost, $10,802,255)             $10,921,047
--------------------------------------------------------------------------------------------------
Cash                                                                     224
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       69,345
--------------------------------------------------------------------------------------------------
Interest receivable                                                   67,209
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                    50,740
--------------------------------------------------------------------------------------------------
Total assets                                                                           $11,108,565
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                 $4,023
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                    567,041
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                       768
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                         200
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            514
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                           285
--------------------------------------------------------------------------------------------------
  Administrative fee                                                       5
--------------------------------------------------------------------------------------------------
  Administrative service fee                                               4
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                46,754
--------------------------------------------------------------------------------------------------
Total liabilities                                                                         $619,594
--------------------------------------------------------------------------------------------------
Net assets                                                                             $10,488,971
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $10,408,069
--------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments                118,792
--------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                   (8,145)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                               (29,745)
--------------------------------------------------------------------------------------------------
Net assets                                                                             $10,488,971
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                1,023,805
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                      $4,286,432
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 418,380
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.25
--------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.25)                                               $10.76
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $2,915,150
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 284,664
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.24
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $1,604,325
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 156,462
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.25
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $1,323,194
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 129,168
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $10.24
--------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                        $115,191
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  11,244
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $10.25
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                         $50,820
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   4,962
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $10.24
--------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $50,833
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   4,963
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $10.24
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares (formerly Class R2)

  Net assets                                                         $41,306
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   4,031
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $10.25
--------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                         $50,854
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   4,965
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $10.24
--------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                         $50,866
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   4,966
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $10.24
--------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/05

NET INVESTMENT INCOME

  Interest Income                                                                         $102,039
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                      $13,796
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  414
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           4,130
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                3,557
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                6,388
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                3,337
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                  170
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                  31
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  20
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                                 100
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R4)                                  10
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R1)                                    19
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    17
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                    50
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R4)                                     6
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R5)                                     4
--------------------------------------------------------------------------------------------------
  Administrative fee                                                      328
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        12,781
--------------------------------------------------------------------------------------------------
  Printing                                                              4,993
--------------------------------------------------------------------------------------------------
  Postage                                                                 287
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        16,663
--------------------------------------------------------------------------------------------------
  Legal fees                                                            1,093
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        84,570
--------------------------------------------------------------------------------------------------
Total expenses                                                                            $152,764
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (29)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor        (127,208)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               $25,527
--------------------------------------------------------------------------------------------------
Net investment income                                                                      $76,512
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                                                  $15,637
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                                              $63,627
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $79,264
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $155,776
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                              SIX MONTHS ENDED          PERIOD ENDED          PERIOD ENDED
                                                       4/30/05            10/31/04**              4/30/04*
                                                   (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                  $76,512               $33,188               $22,035
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 15,637               (11,947)                3,217
----------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments               63,627                80,307               (25,142)
-------------------------------------------------   ----------              --------            ----------
Change in net assets from operations                  $155,776              $101,548                  $110
-------------------------------------------------   ----------              --------            ----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
----------------------------------------------------------------------------------------------------------
  Class A                                             $(43,293)             $(10,879)              $(9,271)
----------------------------------------------------------------------------------------------------------
  Class B                                              (22,925)                 (570)                   --
----------------------------------------------------------------------------------------------------------
  Class C                                              (11,374)                 (278)                   --
----------------------------------------------------------------------------------------------------------
  Class I                                              (36,065)              (23,168)              (15,406)
----------------------------------------------------------------------------------------------------------
  Class R                                               (1,404)                 (245)                   --
----------------------------------------------------------------------------------------------------------
  Class R1                                                (117)                   --                    --
----------------------------------------------------------------------------------------------------------
  Class R2                                                (130)                   --                    --
----------------------------------------------------------------------------------------------------------
  Class R3                                                (865)                 (228)                   --
----------------------------------------------------------------------------------------------------------
  Class R4                                                (151)                   --                    --
----------------------------------------------------------------------------------------------------------
  Class R5                                                (163)                   --                    --
-------------------------------------------------   ----------              --------            ----------
Total distributions declared to shareholders         $(116,487)             $(35,368)             $(24,677)
-------------------------------------------------   ----------              --------            ----------
Change in net assets from fund share
transactions                                        $7,945,121              $891,228            $1,571,714
-------------------------------------------------   ----------              --------            ----------
Redemption fees                                             $6                   $--                   $--
-------------------------------------------------   ----------              --------            ----------
Total change in net assets                          $7,984,416              $957,408            $1,547,147
-------------------------------------------------   ----------              --------            ----------

NET ASSETS

At beginning of period                              $2,504,555            $1,547,147                   $--
----------------------------------------------------------------------------------------------------------
At end of period (including accumulated
distributions in excess of net
investment income of $29,745 and
accumulated undistributed net investment
income of $10,230)                                 $10,488,971            $2,504,555            $1,547,147
----------------------------------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, September 30, 2003, through
   April 30, 2004.
** During 2004, the fund changed its fiscal year-end from April 30 to October 31.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                       SIX MONTHS
                                                            ENDED          PERIOD ENDED           PERIOD ENDED
CLASS A                                                   4/30/05            10/31/04**               4/30/04*
                                                      (UNAUDITED)

Net asset value, beginning of period                       $10.24                 $9.85                 $10.00
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.15                 $0.20                  $0.16
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                                0.11                  0.40                  (0.13)
---------------------------------------------------------  ------                ------                  -----
Total from investment operations                            $0.26                 $0.60                  $0.03
---------------------------------------------------------  ------                ------                  -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.25)               $(0.21)                $(0.18)
---------------------------------------------------------  ------                ------                  -----
Redemption fees added to paid-in capital#                   $0.00+++                $--                    $--
---------------------------------------------------------  ------                ------                  -----
Net asset value, end of period                             $10.25                $10.24                  $9.85
---------------------------------------------------------  ------                ------                  -----
Total return(%)(+)&                                          2.59++                6.09++                 0.33++
--------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED          PERIOD ENDED           PERIOD ENDED
CLASS A (CONTINUED)                                      4/30/05            10/31/04**                4/30/04*
                                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   0.65+                 0.55+                  0.50+
--------------------------------------------------------------------------------------------------------------
Net investment income                                        3.01+                 3.93+                  2.72+
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            110                    90                    141
--------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $4,286                  $647                   $503
--------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.15% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on February 28, 2005. Effective March 1,
    2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until February 28, 2006. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waivers/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                        $(0.08)               $(0.66)                $(0.12)
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   5.23+                17.87+                  5.20+
--------------------------------------------------------------------------------------------------------------
Net investment loss                                         (1.57)+              (13.38)+                (1.98)+
--------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, September 30, 2003, through April
    30, 2004.
 ** During 2004, the fund changed its fiscal year-end from April 30 to October 31.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    SIX MONTHS
                                                                         ENDED           PERIOD ENDED
CLASS B                                                                4/30/05               10/31/04*
                                                                    (UNAUDITED)

Net asset value, beginning of period                                    $10.23                 $10.20
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.10                  $0.00+++
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  0.11                   0.08
---------------------------------------------------------------------   ------                 ------
Total from investment operations                                         $0.21                  $0.08
---------------------------------------------------------------------   ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.20)                $(0.05)
---------------------------------------------------------------------   ------                 ------
Redemption fees added to paid-in capital#                                $0.00+++                 $--
---------------------------------------------------------------------   ------                 ------
Net asset value, end of period                                          $10.24                 $10.23
---------------------------------------------------------------------   ------                 ------
Total return (%)&                                                         2.11++                 0.82++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.51+                  1.52+
-----------------------------------------------------------------------------------------------------
Net investment income                                                     2.20+                  0.26+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                         110                     90
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $2,915                   $310
-----------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.15% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on February 28, 2005. Effective March 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until
    February 28, 2006. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.10)                $(0.22)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                5.89+                 18.54+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (2.18)+               (16.76)+
-----------------------------------------------------------------------------------------------------
  *  For the period from the inception of Class B shares, September 1, 2004, through October 31, 2004.
  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    SIX MONTHS
                                                                         ENDED           PERIOD ENDED
CLASS C                                                                4/30/05               10/31/04*
                                                                    (UNAUDITED)

Net asset value, beginning of period                                    $10.24                 $10.20
-----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                        $0.11                 $(0.00)+++
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  0.10                   0.09
---------------------------------------------------------------------   ------                 ------
Total from investment operations                                         $0.21                  $0.09
---------------------------------------------------------------------   ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.20)                $(0.05)
---------------------------------------------------------------------   ------                 ------
Redemption fees added to paid-in capital#                                $0.00+++                 $--
---------------------------------------------------------------------   ------                 ------
Net asset value, end of period                                          $10.25                 $10.24
---------------------------------------------------------------------   ------                 ------
Total return (%)&                                                         2.11++                 0.92++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.50+                  1.49+
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                                              2.40+                 (0.17)+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                         110                     90
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $1,604                    $85
-----------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.15% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on February 28, 2005. Effective March 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until
    February 28, 2006. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.09)                $(0.29)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                5.88+                 18.51+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (1.98)+               (17.18)+
-----------------------------------------------------------------------------------------------------
  *  For the period from the inception of Class C shares, September 1, 2004, through October 31, 2004.
  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED          PERIOD ENDED           PERIOD ENDED
CLASS I                                                   4/30/05            10/31/04**                4/30/04*
                                                      (UNAUDITED)

Net asset value, beginning of period                       $10.24                 $9.85                 $10.00
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.16                 $0.20                  $0.16
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                                0.10                  0.40                  (0.13)
--------------------------------------------------------   ------                ------                  -----
Total from investment operations                            $0.26                 $0.60                  $0.03
--------------------------------------------------------   ------                ------                  -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.26)               $(0.21)                $(0.18)
--------------------------------------------------------   ------                ------                  -----
Redemption fees added to paid-in capital#                   $0.00+++                $--                    $--
--------------------------------------------------------   ------                ------                  -----
Net asset value, end of period                             $10.24                $10.24                  $9.85
--------------------------------------------------------   ------                ------                  -----
Total return(%)&                                             2.58++                6.12++                 0.33++
--------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   0.50+                 0.50+                  0.50+
--------------------------------------------------------------------------------------------------------------
Net investment income                                        3.08+                 4.01+                  2.74+
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            110                    90                    141
--------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $1,323                $1,382                 $1,044
--------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, and certain other fees and expenses, such that Other Expenses did not exceed 0.15% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on
    February 28, 2005. Effective March 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until February 28, 2006. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                        $(0.07)               $(0.64)                $(0.10)
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   4.88+                17.52+                  4.86+
--------------------------------------------------------------------------------------------------------------
Net investment loss                                         (1.30)+              (13.01)+                (1.61)+
--------------------------------------------------------------------------------------------------------------
  *  For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2004.
 ** During 2004, the fund changed its fiscal year-end from April 30 to October 31.
  + Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    SIX MONTHS
                                                                         ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1)                                            4/30/05               10/31/04*
                                                                     (UNAUDITED)

Net asset value, beginning of period                                    $10.24                 $10.20
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.14                  $0.00+++
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  0.10                   0.10
----------------------------------------------------------------------  ------                 ------
Total from investment operations                                         $0.24                  $0.10
----------------------------------------------------------------------  ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.23)                $(0.06)
----------------------------------------------------------------------  ------                 ------
Net asset value, end of period                                          $10.25                 $10.24
----------------------------------------------------------------------  ------                 ------
Total return (%)&                                                         2.39++                 1.01++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.01+                  1.00+
-----------------------------------------------------------------------------------------------------
Net investment income                                                     2.89+                  0.15+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                         110                     90
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $115                    $40
-----------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.15% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on February 28, 2005. Effective March 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until
    February 28, 2006. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.07)                $(0.29)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                5.39+                 18.02+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (1.49)+               (16.87)+
-----------------------------------------------------------------------------------------------------
  *  For the period from the inception of Class R shares, September 1, 2004, through October 31, 2004.
  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                    SIX MONTHS
                                                                         ENDED
CLASS R1                                                               4/30/05*
                                                                   (UNAUDITED)

Net asset value, beginning of period                                    $10.10
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.02
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  0.14
------------------------------------------------------------------     -------
Total from investment operations                                         $0.16
------------------------------------------------------------------     -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                            $(0.02)
------------------------------------------------------------------     -------
Net asset value, end of period                                          $10.24
------------------------------------------------------------------     -------
Total return(%)&                                                          1.62++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.69+
------------------------------------------------------------------------------
Net investment income                                                     2.76+
------------------------------------------------------------------------------
Portfolio turnover                                                         110
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $51
------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.60% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the period indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.01)
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                6.07+
------------------------------------------------------------------------------
Net investment loss                                                      (1.62)+
------------------------------------------------------------------------------
 * For the period from the inception of Class R1 shares, April 1, 2005, through April 30, 2005.
 +  Annualized.
++  Not annualized.
 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                    SIX MONTHS
                                                                         ENDED
CLASS R2                                                               4/30/05*
                                                                   (UNAUDITED)

Net asset value, beginning of period                                    $10.10
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.03
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  0.14
------------------------------------------------------------------     -------
Total from investment operations                                         $0.17
------------------------------------------------------------------     -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.03)
------------------------------------------------------------------     -------
Net asset value, end of period                                          $10.24
------------------------------------------------------------------     -------
Total return(%)&                                                          1.65++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.40+
------------------------------------------------------------------------------
Net investment income                                                     3.06+
------------------------------------------------------------------------------
Portfolio turnover                                                         110
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $51
------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.55% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the period indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.01)
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                5.78+
------------------------------------------------------------------------------
Net investment loss                                                      (1.32)+
------------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, April 1, 2005, through April 30, 2005.
  +  Annualized.
 ++  Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued

                                                                    SIX MONTHS
                                                                         ENDED           PERIOD ENDED
CLASS R3 (FORMERLY CLASS R2)                                           4/30/05               10/31/04*
                                                                     (UNAUDITED)

Net asset value, beginning of period                                    $10.24                 $10.20
-----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                        $0.13                 $(0.00)+++
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  0.10                   0.10
---------------------------------------------------------------------   ------                 ------
Total from investment operations                                         $0.23                  $0.10
---------------------------------------------------------------------   ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                            $(0.22)                $(0.06)
---------------------------------------------------------------------   ------                 ------
Net asset value, end of period                                          $10.25                 $10.24
---------------------------------------------------------------------   ------                 ------
Total return (%)&                                                         2.25++                 0.96++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.25+                  1.25+
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                                              2.50+                 (0.10)+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                         110                     90
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $41                    $40
-----------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.40% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on February 28, 2005. Effective March 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until
    February 28, 2006. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.09)                $(0.29)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                5.63+                 18.27+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (1.88)+               (17.12)+
-----------------------------------------------------------------------------------------------------
  *  For the period from the inception of Class R3 shares, September 1, 2004, through October 31, 2004.
  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  SIX MONTHS
                                                                       ENDED
CLASS R4                                                             4/30/05*
                                                                 (UNAUDITED)

Net asset value, beginning of period                                  $10.10
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income(S)                                             $0.03
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                0.14
--------------------------------------------------------------------  ------
Total from investment operations                                       $0.17
--------------------------------------------------------------------  ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.03)
--------------------------------------------------------------------  ------
Net asset value, end of period                                        $10.24
--------------------------------------------------------------------  ------
Total return(%)&                                                        1.69++
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                              0.90+
----------------------------------------------------------------------------
Net investment income                                                   3.56+
----------------------------------------------------------------------------
Portfolio turnover                                                       110
----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $51
----------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, service, and certain other fees and expenses in excess of 0.30% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the period indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/ reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                   $(0.01)
----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              5.28+
----------------------------------------------------------------------------
Net investment loss                                                    (0.82)+
----------------------------------------------------------------------------
 * For the period from the inception of Class R4 shares, April 1,2005, through April 30, 2005.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  SIX MONTHS
                                                                       ENDED
CLASS R5                                                             4/30/05*
                                                                 (UNAUDITED)

Net asset value, beginning of period                                  $10.10
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income(S)                                             $0.03
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                0.14
-------------------------------------------------------------------  -------
Total from investment operations                                       $0.17
-------------------------------------------------------------------  -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.03)
-------------------------------------------------------------------  -------
Net asset value, end of period                                        $10.24
-------------------------------------------------------------------  -------
Total return(%)&                                                        1.71++
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                              0.61+
----------------------------------------------------------------------------
Net investment income                                                   3.86+
----------------------------------------------------------------------------
Portfolio turnover                                                       110
----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $51
----------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, and certain other fees and expenses in excess of 0.25% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the period indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/ reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                   $(0.00)+++
----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              4.99+
----------------------------------------------------------------------------
Net investment loss                                                    (0.52)+
----------------------------------------------------------------------------
  * For the period from the inception of Class R5 shares, April 1, 2005, through April 30, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Inflation-Adjusted Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

During 2004, the fund changed its fiscal year-end from April 30 to October 31.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for amortization and accretion on debt securities and wash sales.

The tax character of distributions declared for the period ended October 31, 2004 and period ended April 30, 2004 was as follows:

                                              10/31/04         4/30/04
          Distributions declared from:
          --------------------------------------------------------------
           Ordinary income                     $35,368         $24,677
          --------------------------------------------------------------

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                      $17,214
          ----------------------------------------------------------
          Capital loss carryforward                          (13,002)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)              44,385
          ----------------------------------------------------------
          Other temporary differences                         (6,984)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2012, $(13,002).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended April 30, 2005 were an effective rate of 0.35% of average daily net assets on an annualized basis.

MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.15% annually for Class A, Class B, Class C, Class I, and Class R shares. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year, and the fund paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Class A, Class B, Class C, Class I, and Class R shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on February 28, 2005. The fund will not be required to reimburse MFS the $83,652 for expenses borne under this agreement. Effective March 1, 2005, the fund entered into a similar expense arrangement without reimbursement. With the new arrangement the investment adviser has contractually agreed to pay the fund's Other Expenses, such that the fund's other expenses do not exceed 0.15% annually for Class A, Class B, Class C, Class I, and Class R shares, 0.60% annually for Class R1 shares, 0.55% annually for Class R2 shares, 0.40% annually for Class R3 shares, 0.30% annually for Class R4 shares, and 0.25% annually for Class R5 shares. This is reflected as a reduction of expenses in the Statement of Operations. This new arrangement will be in effect until February 28, 2006.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trustees are currently waiving their right to receive compensation from the fund.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
--------------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
--------------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
--------------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
--------------------------------------------------------------------------------

For the six months ended April 30, 2005, the fund paid MFS $328, equivalent to 0.01149% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $11,694 for the six months ended April 30, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), and Class R4 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                CLASS A   CLASS B   CLASS C   CLASS R CLASS R1

Distribution Fee                  0.10%     0.75%     0.75%     0.25%    0.50%
--------------------------------------------------------------------------------
Service Fee                       0.25%     0.25%     0.25%     0.25%    0.25%
--------------------------------------------------------------------------------
Total Distribution Plan           0.35%     1.00%     1.00%     0.50%    0.75%
--------------------------------------------------------------------------------

                               CLASS R2  CLASS R3  CLASS R4

Distribution Fee                  0.25%     0.25%        --
--------------------------------------------------------------------------------
Service Fee                       0.25%     0.25%     0.25%
--------------------------------------------------------------------------------
Total Distribution Plan           0.50%     0.50%     0.25%
--------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended April 30, 2005 amounted to:

                                CLASS A   CLASS B   CLASS C   CLASS R CLASS R1

Service Fee Retained by MFD        $294       $--        $3        $1      $--
--------------------------------------------------------------------------------

                               CLASS R2  CLASS R3  CLASS R4

Service Fee Retained by MFD         $--      $101       $--
--------------------------------------------------------------------------------

The Class A distribution fee is currently being waived. Additionally, 0.10% of the Class A service fee is currently being waived.

Fees incurred under the distribution plan during the six months ended April 30, 2005 were as follows:

                                CLASS A   CLASS B   CLASS C   CLASS R CLASS R1

Effective Annual Percentage
Rates                             0.15%     1.00%     1.00%     0.50%    0.75%
--------------------------------------------------------------------------------

                               CLASS R2  CLASS R3  CLASS R4

Effective Annual Percentage
Rates                             0.50%     0.50%     0.25%
--------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2005 were as follows:

                                CLASS A   CLASS B   CLASS C

Contingent Deferred Sales
Charges Imposed                     $--       $60      $101
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended April 30, 2005, the fund paid MFSC a fee of $2,923 for shareholder services which equated to 0.1024% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $774, and other costs paid by the fund directly to unaffiliated vendors for the six months ended April 30, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                          PURCHASES              SALES

U.S. government securities              $13,353,159         $5,838,949
------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $10,814,161
          ----------------------------------------------------------
          Gross unrealized appreciation                     $112,676
          ----------------------------------------------------------
          Gross unrealized depreciation                       (5,790)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)        $106,886
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                               Six months ended 4/30/05  Period ended 10/31/04*
                                  SHARES      AMOUNT      SHARES     AMOUNT

CLASS A SHARES

Shares sold                       422,403   $4,300,232    10,948     $111,480
------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                       3,856       39,253     1,207       12,150
------------------------------------------------------------------------------
Shares reacquired                 (71,080)    (721,394)       --           --
------------------------------------------------------------------------------
Net change                        355,179   $3,618,091    12,155     $123,630
------------------------------------------------------------------------------

                               Six months ended 4/30/05  Period ended 10/31/04**
                                  SHARES      AMOUNT      SHARES     AMOUNT

CLASS B SHARES

Shares sold                       276,759   $2,821,457    30,250     $308,128
------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                       1,905       19,398        56          571
------------------------------------------------------------------------------
Shares reacquired                 (24,306)    (248,609)       --           --
------------------------------------------------------------------------------
Net change                        254,358   $2,592,246    30,306     $308,699
------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                       148,686   $1,516,432     8,259      $84,020
------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                         857        8,740        25          258
------------------------------------------------------------------------------
Shares reacquired                  (1,365)     (13,951)       --           --
------------------------------------------------------------------------------
Net change                        148,178   $1,511,221     8,284      $84,278
------------------------------------------------------------------------------

                               Six months ended 4/30/05  Period ended 10/31/04*
                                  SHARES      AMOUNT      SHARES     AMOUNT

CLASS I SHARES

Shares sold                        48,895     $501,171    30,362     $309,009
------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                       3,449       35,136     2,554       25,723
------------------------------------------------------------------------------
Shares reacquired                 (58,087)    (589,033)   (4,050)     (40,624)
------------------------------------------------------------------------------
Net change                         (5,743)    $(52,726)   28,866     $294,108
------------------------------------------------------------------------------

                               Six months ended 4/30/05  Period ended 10/31/04**
                                  SHARES      AMOUNT      SHARES     AMOUNT

CLASS R SHARES (FORMERLY CLASS R1)

Shares sold                         7,203      $73,911     3,923      $40,020
------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                         138        1,404        24          245
------------------------------------------------------------------------------
Shares reacquired                     (44)        (452)       --           --
------------------------------------------------------------------------------
Net change                          7,297      $74,863     3,947      $40,265
------------------------------------------------------------------------------

                               Period ended 4/30/05***
                                  SHARES      AMOUNT

CLASS R1 SHARES

Shares sold                         4,951      $50,000
-------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          11          117
-------------------------------------------------------
Net change                          4,962      $50,117
-------------------------------------------------------

CLASS R2 SHARES

Shares sold                         4,950      $50,000
-------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          13          130
-------------------------------------------------------
Net change                          4,963      $50,130
-------------------------------------------------------

                               Six months ended 4/30/05  Period ended 10/31/04**
                                  SHARES      AMOUNT      SHARES     AMOUNT

CLASS R3 SHARES (FORMERLY CLASS R2)

Shares sold                            --          $--     3,924      $40,020
------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          85          865        22          228
------------------------------------------------------------------------------
Net change                             85         $865     3,946      $40,248
------------------------------------------------------------------------------

                               Period ended 4/30/05***
                                  SHARES      AMOUNT

CLASS R4 SHARES

Shares sold                         4,950      $50,000
-------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          15          151
-------------------------------------------------------
Net change                          4,965      $50,151
-------------------------------------------------------

CLASS R5 SHARES

Shares sold                         4,950      $50,000
-------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          16          163
-------------------------------------------------------
Net change                          4,966      $50,163
-------------------------------------------------------
  * During 2004, the fund changed its fiscal year-end from April 30 to October 31.
 ** For the period from the inception of Class B, Class C, Class R, and Class R3 shares, September 1, 2004, through October 31, 2004.
*** For the period from the inception of Class R1, Class R2, Class R4, and Class
    R5 shares, April 1, 2005, through April 30, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2005 was $32, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended April 30, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by (i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Inflation-Adjusted Bond Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                               NUMBER OF DOLLARS
                                 ----------------------------------------------
NOMINEE                               AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn                   $2,730,503,846.09        $29,606,896.23
-----------------------------------------------------------------------------
David H. Gunning                    2,732,779,808.99         27,330,933.33
-----------------------------------------------------------------------------
William R. Gutow                    2,732,004,448.13         28,106,294.19
-----------------------------------------------------------------------------
Michael Hegarty                     2,732,854,178.68         27,256,563.64
-----------------------------------------------------------------------------
J. Atwood Ives                      2,731,386,034.44         28,724,707.88
-----------------------------------------------------------------------------
Amy B. Lane                         2,732,746,203.25         27,364,539.07
-----------------------------------------------------------------------------
Robert J. Manning                   2,732,862,629.97         27,248,112.35
-----------------------------------------------------------------------------
Lawrence T. Perera                  2,731,328,573.27         28,782,169.05
-----------------------------------------------------------------------------
Robert C. Pozen                     2,733,205,508.07         26,905,234.25
-----------------------------------------------------------------------------
J. Dale Sherratt                    2,731,785,991.67         28,324,750.65
-----------------------------------------------------------------------------
Laurie J. Thomsen                   2,732,468,497.82         27,642,244.50
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              IAB-SEM-06/05 3M

ITEM 2.  CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IX
            -------------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                          -----------------------------------------------------
                               Robert J. Manning, President

Date:   June 23, 2005
        -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                          -----------------------------------------------------
                               Robert J. Manning, President
                               (Principal Executive Officer)

Date:  June 23, 2005
       -------------

By (Signature and Title)*  MARIA F. DWYER
                           ----------------------------------------------------
                           Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 23, 2005
       -------------

* Print name and title of each signing officer under his or her signature.